Significant Accounting Policies - PDR (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
P3 Health Partners Inc.
Premium Deficiency Reserve
Premium Deficiency Reserve	$ 35,021,557	$ 37,835,642	$ 0